Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $23,458,300.00.
Narrative - Max Aggregate Offering Price	$ 23,458,300.00
Final Prospectus	true